LEASES	12 Months Ended
Jan. 31, 2023
Leases [Abstract]
LEASES	LEASES
We have entered into operating leases primarily for corporate offices, research and development facilities, and automobiles. Our leases have remaining lease terms of 1 year to 4.2 years. We do not have any finance leases as of January 31, 2023 and 2022.

The components of lease expenses for the years ended January 31, 2023 and 2022 were as follows:

	Year Ended January 31,
(in thousands)	2023	2022
Operating lease expenses	$8,241	$9,552
Variable lease expenses	6,430	5,566
Short-term lease expenses	225	213
Total lease expenses	$14,896	$15,331

During the year ended January 31, 2023 and 2022, we decided to exit certain leased offices primarily due to our workforce operating under remote work environments and a decrease in the employees number, resulting in accelerated operating lease expenses of $1.5 million and $0.8 million, respectively.

Other information related to leases was as follows:

	Year Ended January 31,
(dollars in thousands)	2023	2022
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$8,272	$8,733
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$2,240	$3,756
Weighted average remaining lease terms
Operating leases	3 years	4 years
Weighted average discount rates
Operating leases	4.8%	4.8%

Maturities of lease liabilities as of January 31, 2023 were as follows:

January 31, 2023
(in thousands)	Operating Leases
Year Ending January 31,
2024	$7,487
2025	6,869
2026	4,486
2027	213
2028	5
Total future minimum lease payments	19,060
Less imputed interest	(2,088)
Total	$16,972

Reported as of January 31, 2023:
Accrued expenses and other current liabilities	$6,604
Operating lease liabilities	10,368
Total	$16,972

LEASES	LEASES
We have entered into operating leases primarily for corporate offices, research and development facilities, and automobiles. Our leases have remaining lease terms of 1 year to 4.2 years. We do not have any finance leases as of January 31, 2023 and 2022.

The components of lease expenses for the years ended January 31, 2023 and 2022 were as follows:

	Year Ended January 31,
(in thousands)	2023	2022
Operating lease expenses	$8,241	$9,552
Variable lease expenses	6,430	5,566
Short-term lease expenses	225	213
Total lease expenses	$14,896	$15,331

During the year ended January 31, 2023 and 2022, we decided to exit certain leased offices primarily due to our workforce operating under remote work environments and a decrease in the employees number, resulting in accelerated operating lease expenses of $1.5 million and $0.8 million, respectively.

Other information related to leases was as follows:

	Year Ended January 31,
(dollars in thousands)	2023	2022
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$8,272	$8,733
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$2,240	$3,756
Weighted average remaining lease terms
Operating leases	3 years	4 years
Weighted average discount rates
Operating leases	4.8%	4.8%

Maturities of lease liabilities as of January 31, 2023 were as follows:

January 31, 2023
(in thousands)	Operating Leases
Year Ending January 31,
2024	$7,487
2025	6,869
2026	4,486
2027	213
2028	5
Total future minimum lease payments	19,060
Less imputed interest	(2,088)
Total	$16,972

Reported as of January 31, 2023:
Accrued expenses and other current liabilities	$6,604
Operating lease liabilities	10,368
Total	$16,972